Parent-Only Financial Statements - Schedule of Condensed Statements of Cash Flows (Details) - Parent [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	¥ (4,118,150)	$ (585,897)	¥ (281,829)	¥ 344,012
Net cash used in investing activities	(363,723,160)	(51,747,547)	(312,142,434)	(68,918,960)
Net cash provided by financing activities	355,632,852	50,596,525	315,620,394	72,802,734
Effect of exchange rate changes on cash and cash equivalents	10,022,904	1,425,976	(2,174,475)	(3,047,562)
Net increase (decrease) in cash and cash equivalents	(2,185,554)	(310,943)	1,021,656	1,180,224
Cash, cash equivalents and restricted cash at beginning of the year	2,227,649	316,932	1,205,993	25,769
Cash, cash equivalents and restricted cash at end of the year	¥ 42,095	$ 5,989	¥ 2,227,649	¥ 1,205,993